Events Subsequent to the Reporting Period (Details) - Subsequent Event [Member]	1 Months Ended
	Feb. 28, 2022	Mar. 03, 2022
Events Subsequent to the Reporting Period (Details) [Line Items]
Event labor dispute resolved term		15 years
Company's Management [Member]
Events Subsequent to the Reporting Period (Details) [Line Items]
Purchase Shares	On February 28, 2022, the Company’s Board of Directors approved the grant of options to purchase up to 1,575,050, 400,000 and 270,000 ordinary shares of the Company to employees and executive officers, CEO and Board of Directors members, respectively.
Board of Directors members [Member]
Events Subsequent to the Reporting Period (Details) [Line Items]
Purchase Shares	270,000